Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties [Abstract]
Related Party Transactions

	Six Months Ended June 30,
	2012	2013
Charter hire commissions	$310,835	$352,539
Total Allseas commissions	$310,835	$352,539

Included in Vessel operating expenses
Superintendent fees	$162,268	$231,520

Included in Dry-docking expenses
Superintendent fees	$-	$109,248

Management fees - related party
Management fees (1)	$1,600,339	$1,994,204
Financial accounting and reporting services	321,838	353,102
Loretto agreement	-	335,784
Total Management fees	$1,922,177	$2,683,090

Included in General and administrative expenses
Administrative fees	$17,826	$18,866
Executive services agreement (2)	$1,629,125	$3,726,847

(1) The daily management fee per vessel is subject to adjustment on June 1 of each year based on the official Eurozone inflation rate. Effective June 1, 2013, Allseas management fee was adjusted from €652.02 to €661.15 per vessel per day (or $860.16 based on the Euro/U.S. dollar exchange rate of €1.0000:$1.3010 as of June 30, 2013).

(2) Includes incentive compensation of $0 and $1,960,500 for the six months ended June 30, 2012 and 2013 (refer to Note 3 of the Company’s consolidated financial statements for the year ended December 31, 2012 included in the Company’s Annual Report.)